Net (loss) income per ordinary share - Additional Information (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average number of ordinary shares (for basic calculation)	393,958,225	376,970,454	379,321,522	323,163,367	171,589,918
Share options diluted net income per ordinary share	16,637	17,740,297	660,000	17,740,297	11,663,920
Class A ordinary shares
Weighted average number of ordinary shares (for basic calculation)				214,203,200